Consolidated Statements of Equity and Comprehensive Income (Loss) (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional Paid-in Capital	Statutoy Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Accumulated deficit)	Total LDK Solar Co., Ltd. Shareholders' Equity	Non- controlling Interests	Comprehensive Income (Loss) Attributable to LDK Solar Co., Ltd. Shareholders	Comprehensive Income (Loss) Attributable to Non- Controlling Interests	Comprehensive Income (Loss) Total
Beginning Balance at Dec. 31, 2007	$ 693,071	$ 10,604	$ 486,253	$ 18,697	$ 31,481	$ 146,036	$ 693,071	$ 0
Beginning Balance, shares at Dec. 31, 2007		106,044,700
Net income (loss)	66,408					66,408	66,408		66,408		66,408
Foreign currency translation adjustment, net of nil tax	51,833				51,833		51,833		51,833		51,833
Total comprehensive income, as adjusted (Note 2)									118,241		118,241
Appropriation to statutory reserve (Note 20)				10,979		(10,979)
Issuance of new shares, net of related expenses of $9,508, $6,415, US$461, shares		4,800,000
Issuance of new shares, net of related expenses of $9,508, $6,415, US$461	190,892	480	190,412				190,892
Issuance of ordinary shares upon exercise of share options, shares		2,265,696
Issuance of ordinary shares upon exercise of share options	12,740	227	12,513				12,740
Issuance of convertible senior notes	17,774		17,774				17,774
Share-based compensation (Note 21)	16,614		16,614				16,614
Prepaid forward repurchase of ordinary shares (Note 17)	(259,465)		(259,465)				(259,465)
Ending Balance at Dec. 31, 2008	789,867	11,311	464,101	29,676	83,314	201,465	789,867	0
Ending Balance, shares at Dec. 31, 2008		113,110,396
Net income (loss)	(233,996)					(234,225)	(234,225)	229	(234,225)	229	(233,996)
Foreign currency translation adjustment, net of nil tax	2,541				2,543		2,543	(2)	2,543	(2)	2,541
Total comprehensive income, as adjusted (Note 2)									(231,682)	227	(231,455)
Acquisition of equity interest in Solar Green Technology Spa	254							254
Capital contribution from non-controlling interests	58							58
Issuance of new shares, net of related expenses of $9,508, $6,415, US$461, shares		16,520,000
Issuance of new shares, net of related expenses of $9,508, $6,415, US$461	109,225	1,652	107,573				109,225
Disposal of 15% shares of LDK PV, net of tax expense of $22,425	193,989		158,330		(1,313)		157,017	36,972
Issuance of ordinary shares upon exercise of share options, shares		141,247
Issuance of ordinary shares upon exercise of share options	786	14	772				786
Share-based compensation (Note 21)	14,212		14,212				14,212
Ending Balance at Dec. 31, 2009	876,936	12,977	744,988	29,676	84,544	(32,760)	839,425	37,511
Ending Balance, shares at Dec. 31, 2009		129,771,643
Net income (loss)	296,467					290,797	290,797	5,670	290,797	5,670	296,467
Foreign currency translation adjustment, net of nil tax	42,500				41,555		41,555	945	41,555	945	42,500
Total comprehensive income, as adjusted (Note 2)									332,352	6,615	338,967
Appropriation to statutory reserve (Note 20)				28,599		(28,599)
Issuance of new shares, net of related expenses of $9,508, $6,415, US$461, shares		1,645,900
Issuance of new shares, net of related expenses of $9,508, $6,415, US$461	11,061	165	10,896				11,061
Purchase of non-controlling interest	(225,232)		(183,904)		2,294		(181,610)	(43,622)
Disposal of subsidiaries	(6)							(6)
Issuance of ordinary shares upon exercise of share options, shares		1,532,712
Issuance of ordinary shares upon exercise of share options	6,968	153	6,815				6,968
Share-based compensation (Note 21)	11,044		11,044				11,044
Ending Balance at Dec. 31, 2010	$ 1,019,738	$ 13,295	$ 589,839	$ 58,275	$ 128,393	$ 229,438	$ 1,019,240	$ 498
Ending Balance, shares at Dec. 31, 2010		132,950,255